Operating Segments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Revenues from Company's Operation in Italy and Spain
Segment assets consist of current assets and fixed assets, as included in reports provided regularly to the chief operating decision maker.

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Biogas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2019
	€ in thousands

Revenues	10,082	2,987	4,114	-	4,786	63,416	-	85,385	(66,397)	18,988
Operating expenses	(1,422)	(504)	(325)	-	(4,387)	(48,558)	-	(55,196)	48,558	(6,638)
Depreciation and amortization expenses	(3,668)	(903)	(2,271)	(30)	(1,353)	(5,031)	-	(13,256)	6,840	(6,416)
Gross profit (loss)	4,992	1,580	1,518	(30)	(954)	9,827	-	16,933	(10,999)	5,934
Project development costs										(4,213)
General and
administrative expenses										(3,827)
Share of profits (loss) of
equity accounted investee										3,086
Other income, net										(2,100)
Capital gain (loss)										18,770
Operating profit										17,650
Financing income										1,827
Financing income
(expenses) in connection
with derivatives, net										897
Financing expenses, net										(10,877)
Profit before taxes on
Income										9,497
Segment assets as at
December 31, 2019	-	16,324	38,942	118,848	18,463	116,561	2,473	311,611	(1,439)	310,172

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Biogas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2018
	€ in thousands

Revenues	9,560	3,033	4,011	-	4,483	58,063	-	79,150	(61,033)	18,117
Operating expenses	(1,579)	(574)	(507)	-	(3,682)	(44,600)	-	(50,942)	44,600	(6,342)
Depreciation and amortization expenses	(3,569)	(828)	(2,042)	-	(1,081)	(4,811)	-	(12,331)	6,515	(5,816)
Gross profit (loss)	4,412	1,631	1,462	-	(280)	8,652	-	15,877	(9,918)	5,959
Project development costs										(2,878)
General and
administrative expenses										(3,600)
Share of profits (loss) of
equity accounted investee										2,545
Other income, net										884
Operating profit										2,910
Financing income										2,936
Financing income
(expenses) in connection
with derivatives, net										494
Financing expenses, net										(5,521)
Profit before taxes on
Income										819
Segment assets as at December 31, 2018	54,539	16,799	34,258	15,169	18,879	105,246	2,318	247,208	(36,048)	211,160

	PV						Total
							reportable		Total
	Italy	Spain	Israel	Dorad	Biogas	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2017
	€ in thousands

Revenues	10,143	3,007	1,378	58,234	303	-	73,065	(59,429)	13,636
Operating expenses	(1,660)	(677)	(117)	(45,027)	(95)	-	(47,576)	45,027	(2,549)
Depreciation and amortization expenses	(3,567)	(828)	(447)	(4,817)	(111)	-	(9,770)	5,252	(4,518)
Gross profit	4,916	1,502	814	8,390	97	-	15,719	(9,150)	6,569
Project development costs									(2,739)
General and
administrative expenses									(2,420)
Share of pro loss of equity
accounted investee									1,531
Other income, net									18
Operating Profit									2,959
Financing income									1,333
Financing income
(expenses) in connection
with derivatives, net									(3,156)
Financing expenses, net									(7,405)
Loss before taxes
on Income									(6,269)

Segment assets as at December 31, 2017	59,441	16,779	37,903	114,282	16,882	2,386	247,673	(49,586)	198,087

Schedule of Segment Assets Consist of Current Assets and Fixed Assets
The following table lists the revenues from the Company's operations in Israel, the Netherlands, Italy and Spain:

	For the year ended December 31
	2019	2018	2017
	€ in thousands
Israel	1,133	1,041	183
The Netherlands	4,786	4,483	303
Italy	10,082	9,560	10,143
Spain	2,987	3,033	3,007
Total revenues	18,988	18,117	13,636

Schedule of Fixed Assets, Net from Company's Operation
The following table lists the fixed assets, net from the Company's operation:

	For the year ended December 31
	2019	2018
	€ in thousands
Israel	19	17
The Netherlands	17,043	17,464
Italy	-	44,986
Spain	109,545	24,753
Total fixed assets, net	126,607	87,220